Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments to Extend Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 596.8	$ 535.4
Variable rate product commitments	71.00%	74.00%
Standby Letters of Credit [Member]
Off-Balance Sheet Risks [Abstract]
Off-balance sheet risks, amount	$ 4.8	$ 5.3
Off balance sheet instrument term	12 months